Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

18. Segment Information

We provide financial products and services through the following segments: Retirement and Income Solutions and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals. The segment is organized into Retirement and Income Solutions — Fee, which includes workplace savings and retirement solutions (formerly known as “full service accumulation”), trust and custody services and individual variable annuities; and Retirement and Income Solutions — Spread, which includes investment only, pension risk transfer, banking services and our exited retail fixed annuities business.

The U.S. Insurance Solutions segment focuses on solutions for small-to-mid sized businesses and their employees. The segment is organized into Specialty Benefits insurance, which provides group dental and vision insurance, individual and group disability insurance, group life insurance, critical illness, accident, paid family and medical leave and non-medical fee-for-service claims administration; and Individual Life insurance, which includes universal life, variable universal life, indexed universal life, traditional life insurance and our exited ULSG business.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax income (loss) from exited business, pre-tax other adjustments that management believes are not indicative of overall operating trends and noncontrolling interest. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

The pre-tax net realized capital gains (losses), as adjusted, excluded from pre-tax operating earnings reflects consolidated U.S. GAAP pre-tax net realized capital gains (losses) excluding the following items that are included in pre-tax operating earnings:

●	Periodic settlements and accruals on derivative instruments not designated as hedging instruments,
●	Certain market value adjustments of derivatives and embedded derivatives and
●	Certain market value adjustments of derivative instruments used to economically hedge embedded derivatives.

Pre-tax income (loss) from exited business includes amounts associated with our exited U.S. retail fixed annuity and ULSG businesses, including strategic review costs and impacts, amortization of reinsurance gain (loss), impacts to actuarial balances of reinsured businesses, net realized capital gains (losses) on funds withheld assets and the change in fair value of the funds withheld embedded derivative. The strategic review costs and impacts primarily include actuarial balance re-cohorting impacts resulting from the Strategic Review and costs to close the Reinsurance Transaction. Impacts to actuarial balances of reinsured business primarily include DAC amortization.

Pre-tax net realized capital gains (losses), as adjusted, are further adjusted for:

●	Amortization of hedge accounting book value adjustments for certain discontinued hedges,
●	Certain hedge accounting market value revenue adjustments,
●	Certain market value adjustments to fee revenues,
●	Recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services,
●	Related changes in the amortization pattern of DAC and related actuarial balances,
●	Certain hedge accounting market value expense adjustments and
●	Net realized capital gains (losses) distributed.

Segment operating revenues reflect consolidated U.S. GAAP total revenues excluding:

●	Net realized capital gains (losses), except periodic settlements and accruals on derivatives not designated as hedging instruments and certain market value adjustments of derivative instruments used to economically hedge embedded derivatives, and their impact on:
●	Amortization of hedge accounting book value adjustments for certain discontinued hedges,
●	Certain hedge accounting market value revenue adjustments,
●	Certain market value adjustments to fee revenues,
●	Recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services.
●	Pre-tax revenues from exited business,
●	Pre-tax other adjustments and income taxes of equity method investments and
●	Pre-tax other adjustments management believes are not indicative of overall operating trends.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of: (1) OPEB cost allocations, (2) certain expenses deemed to benefit the entire organization and (3) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service components of other postretirement benefit costs as assumptions are established and funding decisions are managed from a company-wide perspective. Additionally, the Corporate segment reflects expenses that benefit the entire organization for which the segments are not able to influence the spend. This includes expenses such as acquisition and disposition costs, among others. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions PFG took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2022	December 31, 2021

	(in millions)
Assets:
Retirement and Income Solutions	$202,518.1	$220,777.3
U.S. Insurance Solutions	39,907.5	32,344.7
Corporate	788.6	2,226.3
Total consolidated assets	$243,214.2	$255,348.3

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions — Fee	$2,236.2	$2,141.7	$1,808.8
Retirement and Income Solutions — Spread	3,721.3	4,187.3	5,353.7
Total Retirement and Income Solutions (1)	5,957.5	6,329.0	7,162.5
U.S. Insurance Solutions:
Specialty Benefits insurance	2,981.6	2,706.8	2,522.7
Individual Life insurance	1,325.9	2,047.1	1,945.8
Eliminations	(0.3)	(0.1)	(0.1)
Total U.S. Insurance Solutions	4,307.2	4,753.8	4,468.4
Corporate	60.5	67.4	37.9
Total segment operating revenues	10,325.2	11,150.2	11,668.8
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Revenues from exited business (2)	4,447.2	—	—
Total revenues per consolidated statements of operations	$14,725.5	$11,008.8	$11,664.9

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$1,159.9	$1,292.4	$1,065.7
U.S. Insurance Solutions	526.8	461.8	232.1
Corporate	(117.2)	(40.7)	(3.9)
Total segment pre-tax operating earnings	1,569.5	1,713.5	1,293.9
Pre-tax net realized capital losses, as adjusted (3)	(88.0)	(51.0)	(85.8)
Pre-tax income from exited business (4)	4,297.1	—	—
Adjustments related to equity method investments and noncontrolling interest	62.2	24.3	19.4
Income before income taxes per consolidated statements of operations	$5,840.8	$1,686.8	$1,227.5
(1)	Reflects inter-segment revenues of $27.2 million, $18.9 million and $18.9 million for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)	Revenues from exited business is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	32.4	—	—
Amortization of reinsurance gain	12.6	—	—
Total revenues from exited business	$4,447.2	$—	$—
(3)	Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6
Derivative and hedging-related revenue adjustments	(41.7)	(119.4)	(119.3)
Market value adjustments to fee revenues	0.7	(0.6)	(1.6)
Recognition of front-end fee revenue	(4.7)	(2.9)	11.4
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Amortization of deferred acquisition costs and other actuarial balances	2.5	11.1	(26.8)
Capital (gains) losses distributed	0.5	(0.5)	(0.1)
Market value adjustments of embedded derivatives	(44.1)	79.8	(55.0)
Pre-tax net realized capital losses, as adjusted (a)	$(88.0)	$(51.0)	$(85.8)
(a)	As adjusted before noncontrolling interest capital gains (losses).
(4)	Pre-tax income (loss) from exited business included:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Pre-tax income from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	(57.1)	—	—
Amortization of reinsurance loss	(82.5)	—	—
Impacts to actuarial balances of reinsured business	34.5	—	—
Total pre-tax income from exited business	$4,297.1	$—	$—

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$138.8	$170.4	$133.3
U.S. Insurance Solutions	100.7	90.5	46.3
Corporate	(8.2)	(14.3)	(6.3)
Total segment income taxes from operating earnings	231.3	246.6	173.3
Tax benefit related to net realized capital losses, as adjusted	(21.7)	(13.5)	(13.2)
Tax expense related to exited business (1)	908.0	—	—
Certain adjustments related to equity method investments	—	0.1	—
Total income taxes per consolidated statements of operations	$1,117.6	$233.2	$160.1
(1)	Income tax expense related to exited business is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Income tax expense related to exited business:
Change in fair value of funds withheld embedded derivative	$767.1	$—	$—
Net realized capital gains on funds withheld assets	157.4	—	—
Strategic review costs and impacts	(6.3)	—	—
Amortization of reinsurance gain	(17.4)	—	—
Impacts to actuarial balances of reinsured business	7.2	—	—
Total income tax expense related to exited business	$908.0	$—	$—

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$58.0	$53.0	$38.8
U.S. Insurance Solutions	18.9	19.3	20.2
Corporate	5.2	9.8	4.4
Total segment depreciation and amortization expense included in pre-tax operating earnings	82.1	82.1	63.4
Depreciation and amortization expense related to exited business	26.9	—	—
Total depreciation and amortization expense included in our consolidated statements of operations	$109.0	$82.1	$63.4